As filed with the U.S. Securities and Exchange Commission on April 24, 2020

Securities Act File No. 333-91278

Investment Company Act File No. 811-21128

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.
Post-Effective Amendment No. 112	[ X ]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 112

Legg Mason Partners Variable Equity Trust*

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue

New York, NY 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant's telephone number, including area code: (877) 721-1926

Name and address of agent for service:	Copy to:
Robert I. Frenkel	Roger P. Joseph, Esq.
Legg Mason Partners Variable Equity Trust	Morgan, Lewis & Bockius LLP
100 First Stamford Place	One Federal Street
Stamford, Connecticut 06902	Boston, Massachusetts 02110
Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

[X ] immediately upon filing pursuant to paragraph (b)

[] on ______________ pursuant to paragraph (b)

[] 60 days after filing pursuant to paragraph (a)(1)

[] on ______________ pursuant to paragraph (a)(1)

[] 75 days after filing pursuant to paragraph (a)(2)

[] on ______________ pursuant to paragraph (a)(2) of Rule 485. If appropriate, check the following box:

[] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* This filing relates solely to Legg Mason/QS Aggressive Model Portfolio, Legg Mason/QS Moderately Aggressive Model Portfolio, Legg Mason/QS Moderate Model Portfolio, Legg Mason/QS Moderately Conservative Model Portfolio and Legg Mason/QS Conservative Model Portfolio.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS VARIABLE EQUITY TRUST, hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 24th day of April, 2020.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST, on behalf of its series:

Legg Mason/QS Aggressive Model Portfolio

Legg Mason/QS Conservative Model Portfolio Legg Mason/QS Moderate Model Portfolio

Legg Mason/QS Moderately Aggressive Model Portfolio

Legg Mason/QS Moderately Conservative Model Portfolio

By: /s/ Jane E. Trust

Jane E. Trust

President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on this 24th day of April, 2020.

Signature

/s/ Jane E. Trust Jane E. Trust

/s/ Christopher Berarducci Christopher Berarducci

/s/ Paul R. Ades* Paul R. Ades

/s/ Andrew L. Breech* Andrew L. Breech

/s/ Dwight B. Crane* Dwight B. Crane

/s/ Althea Duersten* Althea Duersten

Title

President, Chief Executive Officer and Trustee

Treasurer and Principal Financial Officer

Trustee

Trustee

Trustee

Trustee

/s/ Stephen R. Gross* Stephen R. Gross

/s/ Susan Heilbron* Susan Heilbron

/s/ Frank Hubbard* Frank Hubbard

/s/ Howard Johnson* Howard Johnson

/s/ Jerome H. Miller* Jerome H. Miller

/s/ Kenneth Miller* Kenneth Miller

/s/ Thomas F. Schlafly* Thomas F. Schlafly

*By: /s/ Jane E. Trust Jane E. Trust, as Agent

* Attorney in Fact, pursuant to Power of Attorney.

Trustee

Trustee

Trustee

Trustee

Trustee

Trustee

Trustee

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS XBRL Instance Document

EX-101.SCH XBRL Taxonomy Extension Schema Document

EX-101.CAL XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL Taxonomy Extension Presentation Linkbase